Landfill Closure and Post-Closure Costs (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Schedule Of Expected Timing Of Undiscounted Expenditures [Table Text Block]
December 31, 2014
Fair value of legally restricted assets (funded landfill post-closure costs)	$11,365
Undiscounted closure and post-closure costs	$696,491
Credit adjusted risk-free rates - Canadian segment landfills	4.6 - 9.5%
Credit adjusted risk-free rates - U.S. segment landfills	4.5 - 7.2%
Expected timing of undiscounted landfill closure and post-closure expenditures
2015	$9,519
2016	9,916
2017	16,989
2018	8,962
2019	6,744
Thereafter	644,361
$696,491

Schedule of Change in Asset Retirement Obligation [Table Text Block]

	December 31
	2014	2013

Landfill closure and post-closure costs, beginning of the year	$124,454	$113,152
Provision for landfill closure and post-closure costs, during the year	9,974	11,796
Accretion of landfill closure and post-closure costs, during the year	6,132	5,655
Landfill closure and post-closure expenditures, during the year	(4,696)	(4,276)
Disposal of landfill closure and post-closure costs, during the year	(960)	-
Revisions to estimated cash flows, during the year	(1,472)	517
Foreign currency translation adjustment, for the year	(3,287)	(2,390)
	130,145	124,454
Less current portion of landfill closure and post-closure costs	9,519	10,332
Landfill closure and post-closure costs, end of year	$120,626	$114,122